UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.      Name and address of issuer:
            Heritage Series Trust
            880 Carrillon Parkway
            St. Petersburg, FL  33716

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2.      The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):            /x/



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3.      Investment Company Act File Number:     811-7470


        Securities Act File Number:             33-57986



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4(a).   Last day of fiscal year for which this Form is filed: October 31, 1998



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4(b).   / /  Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

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4(c).   / /  Check box if this is the last time the issuer will be filing this
             Form.


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

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5.      Calculation of registration fee:



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        (i)      Aggregate sale price of securities
                 sold during the fiscal year pursuant
                 to section 24(f):                                  $267,720,741
                                                                    ------------

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        (ii)     Aggregate price of securities redeemed or
                 repurchased during the fiscal year:       $134,800,864
                                                           ------------

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        (iii)    Aggregate price of securities redeemed
                 or repurchased during any prior fiscal
                 year ending no earlier than October 11,
                 1995 that were not previously used to
                 reduce registration fees payable to the
                 Commission:                               $    0
                                                           ----------


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        (iv)     Total available redemption credits [add
                 Items 5(ii) and 5(iii):                            $134,800,864
                                                                    ------------

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        (v)      Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i)]:                                        $132,919,877
                                                                    ------------

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        (vi)     Redemption credits available for use in   $ (  0  )
                 future years - if Item 5(i) is less than   --------
                 Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i)]:

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        (vii)    Multiplier for determining registration
                 fee (See Instruction C.9):                           x  .000278
                                                                       ---------

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        (viii)   Registration fee due [multiply Item 5(v)
                 by Item 5(vii)] (enter "0" if no fee
                 is due):                                           =$ 36,951.73
                                                                      ==========

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



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6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

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7.        Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$    0
                                                                      ----------
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8.        Total of the amount of the registration fee due plus any interest due plus any interest due [line 5(viii) plus line 7]:

                                                                     =$36,951.73
                                                                       ---------
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9.        Date the registration fee and any interest payment was sent to the
          Commission's lockbox depository: January 29, 1999.

          Method of Delivery:

            /x/    Wire Transfer

            / /    Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Stephen G. Hill
                              --------------------------
                              Stephen G. Hill
                              President
                              Heritage Series Trust


Date January 29, 1999


  *Please print the name and title of the signing officer below the signature.